LAND USE RIGHTS AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Land Use Rights [Table Text Block]
	December 31,	December 31
	2013	2012
Land use rights	$13,760,722	$13,340,419
Less: accumulated amortization	(538,280)	(218,056)
Land use rights, net	$13,222,442	$13,122,363

Schedule of Land Use Rights, Future Amortization Expense [Table Text Block]
Estimated amortization for the next five years and thereafter is as follows:
2013	$313,356
2014	313,356
2015	313,356
2016	313,356
2017	313,356
Thereafter	11,655,662
Total	$13,222,442

Schedule of Intangible Assets [Table Text Block]
	December 31,	December 31
	2013	2012
Software development costs	$15,607,305	$11,611,432
Technology	2,717,420	7,779,315
Trademarks	4,677,891	4,489,623
Customer base	329,037	318,988
Sub-Total	23,331,653	24,199,358
Less: accumulated amortization	(9,023,714)	(9,782,382)
Intangible assets, net	$14,307,939	$14,416,976

Schedule of Intangible Assets, Future Amortization Expense [Table Text Block]
2013	$2,079,532
2014	1,993,265
2015	1,655,626
2016	1,643,301
2017	1,353,382
Thereafter	5,582,833
Total	$14,307,939